Investment Objectives and Goals - Global X Funds - Global X Conscious Companies ETF	Apr. 01, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Global X Conscious Companies ETF
Objective [Heading]	The section of the Fund’s Summary Prospectus and Statutory Prospectus titled “INVESTMENT OBJECTIVE” is hereby deleted in its entirety and replaced with the following:
Objective, Primary [Text Block]
The Global X Morningstar Capital Allocation Leaders ETF (the "Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar® US Capital Allocation Leaders Index (the "Underlying Index").